Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [Member]
Deferred tax assets
Tax loss carried forward
Provision for impairment loss		1,533,964
Unvested restricted shares
Total deferred tax assets		1,533,964
Less: valuation allowance		(1,533,964)
Total Deferred tax assets, net of valuation allowance
Deferred tax liabilities
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities
Discontinued Operations [Member]
Deferred tax assets
Tax loss carried forward
Total deferred tax assets		10,914
Less: valuation allowance		(10,914)
Total Deferred tax assets, net of valuation allowance
Deferred tax liabilities
Total Deferred tax liabilities
Deferred tax assets, net of valuation allowance and deferred tax liabilities
Deferred tax assets
Provision for doubtful accounts
PPE, due to difference in depreciation		$ 10,914